Due to Related Party (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012
Notes to Financial Statements
Chief Executive Officer Services Rendered Payment Per Month	$ 4,000
Operating Expenses	24,000	24,000
Debt Payment			80,000
Shares Issued			40,000,000
Per Share			$ 0.002
Related Party Owing	$ 47,000